Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of crypto currencies
BNB and WBNB
Crypto currencies at January 1, 2022	$-
Additions of crypto currencies(1)	438,042
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies	(293,619)
Sale of crypto currencies	-
Crypto currencies at December 31, 2022(4)	$144,423

Bitcoins
Crypto currencies at January 1, 2021	$-
Additions of crypto currencies(2)	1,708,753
Realized gain on sale of crypto currencies	17,496
Impairment of crypto currencies(3)	-
Sale of crypto currencies	(1,726,249)
Crypto currencies at December 31, 2021(4)	$-

(1)	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of December 31, 2022, the Group recorded an impairment charge of approximately US$294,000.

(2)	Bitcoins obtained from the crypto currency mining activities.

(3)	The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.

(4)	The balance was included in the line item “other assets” in the consolidated balance sheet as of December 31, 2022 and 2021.

Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share
		Years Ended December 31,
		2022	2021	2020
SPAC Warrants	See Note 20	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 14	729,167	1,500,000	1,500,000
December 2020 Convertible Debenture	See Note 12	—	800,000	800,000
December 2020 Warrants	See Note 12	—	13,700,000	13,700,000
January 2021 Call Options	See Note 14	4,000,000	6,000,000	—
Series A Convertible Preferred Shares	See Note 13	—	2,333,333	—
February 2021 Warrants	See Note 13	38,800,000	26,666,667	—
Series B Convertible Preferred Shares	See Note 13	—	3,615,584	—
December 2021 Warrants	See Note 13	2,285,715	2,285,715	—
August and December 2022 Convertible Debentures	See Note 12	5,200,000	—	—